INCOME TAX CREDIT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax credit [Abstract]
Schedule of Charge for Tax
The tax credit based on the loss comprises:

	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Current tax (credit)/expense
Irish Corporation tax	(480)	(312)	(258)
Foreign taxes (a)	179	197	195
Adjustment in respect of prior years	(152)	(50)	(56)

Total current tax credit	(453)	(165)	(119)

Deferred tax credit (b)
Origination and reversal of temporary differences (see Note 15)	48	(625)	(2,031)
Origination and reversal of net operating losses (see Note 15)	(215)	(216)	1,625

Total deferred tax credit	(167)	(841)	(406)

Total income tax credit on continuing operations in statement of operations	(620)	(1,006)	(525)

Tax charge / (credit) on discontinued operations (see Note 10)	438	-	(590)
		00
Total tax credit	(182)	(1,006)	(1,115)

(a)	In 2020, the foreign taxes relate primarily to Canada.
(b)
In 2020, there was a deferred tax charge of US$53,000 (2019: credit of US$444,000; 2018: charge of US$369,000) recognised in respect of Ireland and a deferred tax credit of US$220,000 (2019: credit of US$397,000; 2018: credit of US$775,000) recognised in respect of overseas tax jurisdictions.

Schedule of Overseas Tax Jurisdictions
Effective tax rate	December 31, 2020	December 31, 2019	December 31, 2018
Loss before taxation – continuing operations (US$‘000)	(6,633)	(29,997)	(23,183)
As a percentage of loss before tax:
Current tax %	(6.83)%	(0.55)%	(0.51)%
Total (current and deferred) %	(9.35)%	(3.36)%	(2.26)%

Schedule of Statutory Tax Rate
The following table reconciles the applicable Republic of Ireland statutory tax rate to the effective total tax rate for the Group:

	December 31, 2020	December 31, 2019	December 31, 2018
Irish corporation tax	(12.5)%	(12.5)%	(12.5)%
Effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised (a)	24.13%	13.21%	15.76%
Effect of tax rates on overseas earnings	(9.92)%	(3.05)%	(6.10)%
Effect of Irish income taxable at higher tax rate	5.92%	0.04%	0.05%
Adjustments in respect of prior years	(10.66)%	(0.17)%	0.94%
R&D tax credits	(11.00)%	(2.69)%	(1.70)%
Other items (c)	4.68%	1.80%	1.29%

Effective tax rate	(9.35)%	(3.36)%	(2.26)%

(a)
The effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised is analyzed further in the table below (see also Note 15). No deferred tax asset was recognised because there was no reversing deferred tax liability in the same jurisdiction reversing in the same period and no future taxable income in the same jurisdiction.

(b)
Other items comprise items not chargeable to tax/expenses not deductible for tax purposes. In 2020, this mainly comprises the movement in the exchangeable notes’ embedded derivatives value and the accretion of notional interest on the Loan Note’s host contract, both of which are exempt from deferred taxation recognition under IAS 12, Income Taxes. In 2019, other items mainly comprise the tax audit settlement recorded in Selling, General and Administrative expenses (see also Note 6), which is not deductible for tax and the movement in the exchangeable notes’ embedded derivatives value and the accretion of notional interest.

Schedule of Unrecognised Deferred Tax Assets
Unrecognised deferred tax assets – continuing operations	Effect in 2020 US$’000	Percentage effect in 2020	Effect in 2019 US$’000	Percentage effect in 2019
Increase in net operating losses arising in US	1,105	16.66%	1,117	3.72%
Temporary differences arising in US	-	-	129	0.43%
(Decrease)/increase in net operating losses arising in Brazil	(502)	(7.57)%	608	2.03%
Increase in net operating losses arising in Luxembourg	544	8.20%	-	-
Increase in net operating losses arising in UK	2	0.03%	-	-
Increase in net operating losses arising in Ireland	452	6.81%	2,110	7.03%

	1,601	24.13%	3,964	13.21%

Schedule of (Loss)/Profit Before Taxes
The distribution of loss before taxes by geographical area was as follows:

	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Rest of World – Ireland	296	(20,318)	(9,590)
Rest of World – Other	3,304	4,760	4,809
Americas	(10,233)	(14,439)	(18,402)

	(6,633)	(29,997)	(23,183)

Schedule of Unutilised Net Operating Losses
At December 31, 2020, the Group had unutilised net operating losses for continuing operations as follows:

	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Ireland	78,700	73,754	60,629
USA	-	1,034	2,382
Luxembourg	2,175	-	-
UK	10	-	-
Brazil	4,313	5,789	4,001

	85,198	80,577	67,012

Schedule of Unused Tax Losses and Unused Tax Credits
At  December 31, 2020, the Group had unrecognised deferred tax assets in respect of unused tax losses and unused tax credits as follows:

	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Ireland – unused tax losses	12,514	12,062	9,953
US – unused tax losses	-	3,291	2,174
US – unused tax credits	2,862	493	364
Luxembourg – unused tax losses	544	-	-
UK – unused tax losses	2	-	-
Brazil – unused tax losses	1,466	1,968	1,360
	18,810
Unrecognised deferred tax asset	17,388	17,814	13,851